CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total News Corporation Equity	Noncontrolling Interests	Class A Common Stock	Class A Common Stock Common Stock	Class B Common Stock	Class B Common Stock Common Stock
Beginning balance (in shares) at Jun. 30, 2021								391,000,000		200,000,000
Beginning balance at Jun. 30, 2021	$ 9,146	$ 12,057	$ (2,911)	$ (941)	$ 8,211	$ 935		$ 4		$ 2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	760		623		623	137
Other comprehensive income (loss)	(426)			(329)	(329)	(97)
Dividends	$ (175)	(118)			(118)	(57)
Share repurchases (in shares)	(8,700,000)						(5,800,000)	(6,000,000)	(2,900,000)	(3,000,000)
Share repurchases	$ (183)	(178)	(5)		(183)		$ (122)		$ (61)
Other (in shares)								3,000,000
Other	21	18	0		18	3
Ending balance (in shares) at Jun. 30, 2022								388,000,000		197,000,000
Ending balance at Jun. 30, 2022	9,143	11,779	(2,293)	(1,270)	8,222	921		$ 4		$ 2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	187		149		149	38
Other comprehensive income (loss)	5			23	23	(18)
Dividends	$ (174)	(116)			(116)	(58)
Share repurchases (in shares)	(14,200,000)						(9,500,000)	(10,000,000)	(4,700,000)	(5,000,000)
Share repurchases	$ (240)	(240)			(240)		$ (159)		$ (81)
Other (in shares)								2,000,000
Other	24	26			26	(2)
Ending balance (in shares) at Jun. 30, 2023							379,945,907	380,000,000	192,013,909	192,000,000
Ending balance at Jun. 30, 2023	8,945	11,449	(2,144)	(1,247)	8,064	881		$ 4		$ 2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	354		266		266	88
Other comprehensive income (loss)	(5)			(4)	(4)	(1)
Dividends	$ (172)	(114)			(114)	(58)
Share repurchases (in shares)	(5,000,000.0)						(3,400,000)	(3,000,000)	(1,600,000)	(2,000,000)
Share repurchases	$ (117)	(106)	(11)		(117)		$ (79)		$ (38)
Other (in shares)								2,000,000
Other	6	25			25	(19)
Ending balance (in shares) at Jun. 30, 2024							378,670,671	379,000,000	190,423,250	190,000,000
Ending balance at Jun. 30, 2024	$ 9,011	$ 11,254	$ (1,889)	$ (1,251)	$ 8,120	$ 891		$ 4		$ 2